Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,990	$ 26,986
Cash [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,629	6,019
Demand Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,947	11,887
Term Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,725	7,092
Trade receivables, net of provision [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,689	1,988
Trade receivables, net of provision [Member] | Currently due [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,228	1,035
Trade receivables, net of provision [Member] | Past due by 90 days or less, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,375	940
Trade receivables, net of provision [Member] | Past due by greater than 90 days, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 86	$ 13